Goodwill and intangible assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statements [Line Items]
Goodwill	¥ 1,275,112	¥ 952,895	¥ 726,109
Growth rate	3.50%
Game & Network Services
Statements [Line Items]
Goodwill	¥ 407,121	200,206
Intangible assets with indefinite useful life	¥ 57,409	¥ 57,217
Growth rate	1.50%	1.50%
Pre-tax discount rate	10.80%	9.60%
Music
Statements [Line Items]
Goodwill	¥ 579,969	¥ 539,055
Music | Worldwide Recorded Music Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 255,834	¥ 235,746
Growth rate	1.00%	1.00%
Pre-tax discount rate	12.80%	8.90%
Music | Music Publishing Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 290,833	¥ 270,116
Growth rate	3.00%	2.50%
Pre-tax discount rate	11.10%	8.50%
Pictures
Statements [Line Items]
Goodwill	¥ 259,055	¥ 187,658
Pictures | Animation Cash Generating Unit
Statements [Line Items]
Goodwill	¥ 124,265	¥ 102,590
Pre-tax discount rate	16.20%	13.50%
Pictures | Animation Cash Generating Unit | Maximum [Member]
Statements [Line Items]
Growth rate	15.00%	15.00%
Pictures | Animation Cash Generating Unit | Minimum [Member]
Statements [Line Items]
Growth rate	5.00%	5.00%